UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Spartan® New York Municipal
Income Fund

1.815813.100

ASNM-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
New York - 93.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 652
5% 7/1/11 (AMBAC Insured)	500	548
5.5% 7/1/21 (AMBAC Insured)	2,300	2,542
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,224
5.25% 11/1/17	1,400	1,547
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (c)	435	580
7.8% 5/1/15 (Escrowed to Maturity) (c)	435	589
7.8% 5/1/16 (Escrowed to Maturity) (c)	435	597
7.8% 5/1/17 (MBIA Insured)	435	606
7.8% 5/1/18 (Escrowed to Maturity) (c)	434	612
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,549
5.75% 8/1/30	9,445	10,244
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,491
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,856
5% 9/1/16 (FGIC Insured)	1,680	1,819
5% 9/1/17 (FGIC Insured)	1,000	1,081
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	11,890	13,554
5.75% 5/1/19 (FSA Insured)	1,500	1,694
5.75% 5/1/20 (FSA Insured)	1,400	1,578
5.75% 5/1/22 (FSA Insured)	4,900	5,517
5.75% 5/1/23 (FSA Insured)	7,620	8,683
5.75% 5/1/26 (FSA Insured)	3,000	3,403
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,808
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,090
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,283
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	27,117
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (c)	1,100	1,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	$ 13,575	$ 14,990
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	69,005	71,991
5.5% 11/15/15 (AMBAC Insured)	1,340	1,512
5.5% 11/15/16 (AMBAC Insured)	1,000	1,124
5.5% 11/15/17 (AMBAC Insured)	1,000	1,125
5.5% 11/15/18 (AMBAC Insured)	1,700	1,907
5.75% 11/15/32	10,000	11,232
Series A:
5.125% 11/15/31	12,150	12,678
5.5% 11/15/18 (AMBAC Insured)	2,000	2,322
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,404
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,454
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,226
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,310	1,405
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,420
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	3,500	2,949
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,017
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,919
5.5% 7/1/20 (MBIA Insured)	3,000	3,345
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,347
5.5% 7/1/23 (MBIA Insured)	5,000	5,538
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,387
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (c)	1,270	1,384
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (c)	765	851
Series N, 0% 7/1/11 (Escrowed to Maturity) (c)	5,980	4,827
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,079
Monroe County Gen. Oblig.:
6% 6/1/05	770	772
6.5% 6/1/05	115	115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Gen. Oblig.: - continued
6.5% 6/1/06	$ 120	$ 124
6.5% 6/1/07 (AMBAC Insured)	50	54
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,082
Nassau County Gen. Oblig.:
Series T, 5.2% 9/1/11 (Pre-Refunded to 9/1/06 @ 102) (c)	2,695	2,837
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,263
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,245
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	181
Series 2001 B, 5.875% 11/1/11	1,140	1,251
Series 2001 C, 5.625% 11/1/10	725	783
Series 2001 D, 5.625% 11/1/10	1,225	1,323
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,166
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,554
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (c)	495	514
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (c)	645	680
Series 1997 L:
5.75% 8/1/12	2,080	2,208
5.75% 8/1/12 (Pre-Refunded to 8/1/07 @ 101) (c)	1,620	1,739
Series 2000 A, 6.5% 5/15/11	3,000	3,449
Series 2002 B, 5.75% 8/1/15	3,500	3,917
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,835
Series 2003 C, 5.25% 8/1/10	5,000	5,440
Series 2003 E:
5.25% 8/1/10	2,000	2,176
5.25% 8/1/11	6,245	6,842
5.25% 8/1/14	3,390	3,725
Series 2003 F, 5.5% 12/15/10	1,000	1,104
Series 2003 I, 5.75% 3/1/16	3,000	3,373
Series 2005 J:
5% 3/1/11	5,825	6,288
5% 3/1/13	2,500	2,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series A:
5.25% 11/1/14 (MBIA Insured)	$ 1,350	$ 1,491
6.25% 8/1/08	1,000	1,053
Series B:
5.75% 8/1/14	3,000	3,369
5.875% 8/15/13	1,970	2,068
6.2% 8/15/06	1,740	1,774
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (c)	115	117
6.5% 8/15/11	1,000	1,163
7.5% 2/1/07	335	337
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,985
6% 2/1/22	40	42
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (c)	805	849
Series D:
5.25% 8/1/13	1,775	1,864
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (c)	725	770
5.25% 8/1/21 (MBIA Insured)	5,000	5,283
5.375% 8/1/17	2,145	2,257
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (c)	355	378
Series E:
6% 8/1/11	140	147
6% 8/1/26	385	404
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (c)	845	892
6.5% 2/15/06	315	324
Series F, 6% 8/1/16	1,155	1,213
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,794
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	3,630	3,943
Series H:
5.5% 8/1/12	9,000	9,630
5.75% 3/15/11 (FGIC Insured)	3,000	3,384
5.75% 3/15/13 (FSA Insured)	1,805	2,044
6% 8/1/17	980	1,044
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (c)	20	22
Series I:
6.125% 4/15/11	2,620	2,785
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I:
6.125% 4/15/11 (Pre-Refunded to 4/15/07 @ 101) (c)	$ 5,875	$ 6,311
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,608
5.875% 2/15/19	95	98
6.125% 8/1/12	340	364
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,892
5.5% 2/15/17 (FSA Insured)	3,000	3,323
5.5% 2/15/18 (FSA Insured)	2,500	2,768
5.5% 2/15/19 (FSA Insured)	1,250	1,384
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,200
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,406
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,210	2,287
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (b)	500	508
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,982
Series 1999 A, 5.75% 6/15/30 (Pre-Refunded to 6/15/09 @ 101) (c)	1,045	1,167
Series 2000, 5.5% 6/15/33	14,215	15,452
Series 2001 C, 5.125% 6/15/33	3,960	4,146
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,326
Series A:
5% 6/15/32	5,000	5,162
5.125% 6/15/34 (MBIA Insured)	4,200	4,423
5.25% 6/15/33 (FGIC Insured)	1,280	1,348
5.375% 6/15/15	4,000	4,437
5.375% 6/15/15 (FGIC Insured)	7,000	7,778
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (c)	15,000	17,569
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (c)	145	146
5.75% 6/15/26 (Pre-Refunded to 6/15/07 @ 101) (c)	5,030	5,387
Series G:
5.125% 6/15/32	3,000	3,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32 (FGIC Insured)	$ 4,750	$ 4,961
5.5% 6/15/33 (MBIA Insured)	2,075	2,261
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,133
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,365
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,304
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,038
Series A, 5.25% 5/15/10	3,440	3,722
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,880
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	411
6% 7/1/10 (AMBAC Insured)	250	282
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,930
Series A, 5.75% 7/1/13	6,000	6,764
Series C, 7.5% 7/1/10	7,000	7,757
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,287
6% 7/1/21 (MBIA Insured)	2,500	3,081
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,115
5.25% 7/1/15	2,000	2,224
Series B, 5.375% 7/1/18	1,000	1,112
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,438
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,342
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,123
5.25% 7/1/11 (MBIA Insured)	3,000	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	$ 2,175	$ 1,823
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	11
Series B:
5.75% 2/15/11	2,535	2,694
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	16
(Mental Health Svcs. Proj.) Series 2005 A:
5.75% 8/15/11	900	957
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	2,090	2,240
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,297
5.85% 8/1/40	9,500	10,457
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	716
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	3,660	3,807
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	835
5.5% 7/1/19 (AMBAC Insured)	1,705	1,882
5.5% 7/1/20 (AMBAC Insured)	860	948
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,699
5.75% 7/1/27 (MBIA Insured)	11,000	13,389
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,733
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,144
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,365
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,874
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,688
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,920
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	575
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,662
Series B, 7.5% 5/15/11	2,365	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	$ 3,605	$ 3,850
5.2% 2/15/13 (MBIA Insured)	6,585	7,030
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	5,000	5,843
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,221
6% 7/1/15	1,160	1,286
6% 7/1/16	1,230	1,359
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,100
5.375% 7/1/13 (AMBAC Insured)	800	882
5.375% 7/1/14 (AMBAC Insured)	1,130	1,244
5.375% 7/1/16 (AMBAC Insured)	670	735
5.375% 7/1/17 (AMBAC Insured)	370	405
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,338
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,520
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,210
6% 10/1/29 (MBIA Insured)	5,600	6,471
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (c)	2,000	2,270
Series B:
5.25%, tender 5/15/12 (a)	10,400	11,424
6%, tender 5/15/12 (a)	11,000	12,554
5.5% 5/15/09	2,500	2,691
5.5% 5/15/09 (Pre-Refunded to 5/15/08 @ 101) (c)	500	544
5.5% 7/1/16 (AMBAC Insured)	725	761
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	10,872
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	551
Series C:
5.25% 7/15/16	2,340	2,592
5.25% 7/15/17	2,410	2,638
Series D:
5% 6/15/20	20,150	21,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series D:
5.125% 6/15/31	$ 6,900	$ 7,276
5.375% 6/15/19	5,250	5,788
Series G, 5.25% 10/15/20	1,255	1,352
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,886
5.25% 11/15/16	3,770	4,177
Series I:
5.25% 9/15/15	2,085	2,314
5.25% 9/15/17	2,395	2,626
Series C:
5% 6/15/19	815	864
5.25% 6/15/16	3,500	3,814
Series F:
4.875% 6/15/18	1,735	1,807
4.875% 6/15/20	2,175	2,257
5% 6/15/15	1,295	1,375
5.25% 6/15/13	1,575	1,687
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,186
5.375% 1/1/16 (FGIC Insured)	2,170	2,418
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	11,028
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	518
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E:
6.25% 6/15/05	1,200	1,205
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,260
Series 2002 D:
6.3% 5/15/05	365	365
6.3% 11/15/05	105	107
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	$ 1,690	$ 1,877
5.25% 9/15/16 (MBIA Insured)	1,780	1,973
5.25% 3/15/17 (MBIA Insured)	2,240	2,453
5.25% 3/15/18	2,290	2,491
5.25% 3/15/19	2,480	2,696
5.25% 9/15/20	2,685	2,909
5.25% 3/15/21	2,230	2,416
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,172
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,370	1,405
Series 69, 4.7% 4/1/24 (b)	245	245
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,187
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	263
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27 (Pre-Refunded to 1/1/07 @ 102) (c)	3,000	3,187
Series E:
5.25% 1/1/12	4,695	5,006
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (c)	715	766
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,385
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,486
5.375% 4/1/17 (AMBAC Insured)	5,000	5,478
5.375% 4/1/18 (AMBAC Insured)	5,310	5,831
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,360
5.75% 4/1/15 (FGIC Insured)	4,000	4,477
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,544
5.5% 3/15/19	5,460	6,051
5.5% 3/15/20	3,500	3,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev.:
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (c)	$ 735	$ 819
5.5% 4/1/14	11,700	13,033
5.5% 4/1/15	6,200	6,867
5.5% 4/1/16	3,665	4,052
6% 4/1/11	1,605	1,724
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,361
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	15
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to 3/15/12 @ 100) (c)	2,500	2,837
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	2,500	2,893
5.5% 3/15/22 (MBIA Insured)	15,000	17,498
5.5% 3/15/23 (MBIA Insured)	3,000	3,507
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,786
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	2,003
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (c)	3,000	3,443
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,248
5.25% 4/1/23 (MBIA Insured)	3,050	3,323
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20	5,650	6,197
Series 2003 D:
5% 2/1/31	20,025	20,831
5.25% 2/1/17 (MBIA Insured)	9,385	10,296
5.25% 2/1/19 (MBIA Insured)	8,075	8,791
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	8,021
5.25% 2/1/17 (FGIC Insured)	5,975	6,555
Series 2004 A, 5.125% 8/15/21 (FGIC Insured)	5,345	5,619
Series 2004 C:
5.25% 2/1/14	6,000	6,727
5.5% 2/1/08 (Escrowed to Maturity) (c)	310	332
Series A:
5.25% 11/15/12 (Pre-Refunded to 5/15/09 @ 101) (c)	1,500	1,647
5.375% 11/15/21	2,900	3,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series A:
5.5% 11/15/17 (FGIC Insured)	$ 6,725	$ 7,566
5.5% 11/15/20 (FGIC Insured)	9,000	10,050
5.75% 2/15/16	3,000	3,341
Series B:
5.125% 11/1/14	1,000	1,078
5.375% 2/1/15	3,000	3,333
Series C:
5.375% 2/1/17	1,000	1,101
5.5% 11/1/24	1,000	1,095
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,440
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,114
7.5% 3/1/10 (MBIA Insured)	1,155	1,372
7.5% 3/1/11 (MBIA Insured)	1,245	1,518
7.5% 3/1/16 (MBIA Insured)	1,060	1,417
7.5% 3/1/17 (MBIA Insured)	1,200	1,629
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,000	4,357
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,163
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,215
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,585
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,221
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,519
5.25% 6/1/22 (AMBAC Insured)	5,300	5,711
5.5% 6/1/16	14,500	15,837
Series B1:
5% 6/1/10	1,685	1,801
5% 6/1/11	1,375	1,481
Series C1:
5% 6/1/11	4,780	4,894
5.5% 6/1/20	3,000	3,330
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E: - continued
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 7,505	$ 8,290
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,186
Series 2005 A, 5.125% 1/1/22	5,290	5,619
Series A:
5% 1/1/32	4,055	4,196
5% 1/1/32 (MBIA Insured)	4,500	4,665
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	10,971
6% 1/1/11 (Escrowed to Maturity) (c)	500	574
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,298
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,298
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,881
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,083
Series Y, 6% 1/1/12 (Escrowed to Maturity) (c)	20,000	22,596
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.125% 1/1/12 (Escrowed to Maturity) (c)	1,000	1,086
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,259
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,550
5% 12/15/12 (AMBAC Insured)	1,245	1,364
		1,359,582
New York & New Jersey - 4.5%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,039
5.75% 10/15/12 (MBIA Insured) (b)	15,530	16,606
124th Series:
5% 8/1/08 (b)	4,875	5,114
5% 8/1/13 (FGIC Insured) (b)	3,000	3,147
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,274
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,779
134th Series, 5% 1/15/39	10,000	10,420
		65,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,418
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,300	2,515
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,692
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,157
		8,782
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,373,782)		1,433,743
NET OTHER ASSETS - 1.5%		22,469
NET ASSETS - 100%		$ 1,456,212
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,373,549,000. Net unrealized appreciation aggregated $60,194,000, of which $60,921,000 related to appreciated investment securities and $727,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New York Municipal
Income Fund

April 30, 2005

1.800351.101

NFY-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
New York - 93.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 652
5% 7/1/11 (AMBAC Insured)	500	548
5.5% 7/1/21 (AMBAC Insured)	2,300	2,542
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,224
5.25% 11/1/17	1,400	1,547
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (c)	435	580
7.8% 5/1/15 (Escrowed to Maturity) (c)	435	589
7.8% 5/1/16 (Escrowed to Maturity) (c)	435	597
7.8% 5/1/17 (MBIA Insured)	435	606
7.8% 5/1/18 (Escrowed to Maturity) (c)	434	612
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,549
5.75% 8/1/30	9,445	10,244
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,491
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,856
5% 9/1/16 (FGIC Insured)	1,680	1,819
5% 9/1/17 (FGIC Insured)	1,000	1,081
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	11,890	13,554
5.75% 5/1/19 (FSA Insured)	1,500	1,694
5.75% 5/1/20 (FSA Insured)	1,400	1,578
5.75% 5/1/22 (FSA Insured)	4,900	5,517
5.75% 5/1/23 (FSA Insured)	7,620	8,683
5.75% 5/1/26 (FSA Insured)	3,000	3,403
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,808
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,090
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,283
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	27,117
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (c)	1,100	1,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	$ 13,575	$ 14,990
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	69,005	71,991
5.5% 11/15/15 (AMBAC Insured)	1,340	1,512
5.5% 11/15/16 (AMBAC Insured)	1,000	1,124
5.5% 11/15/17 (AMBAC Insured)	1,000	1,125
5.5% 11/15/18 (AMBAC Insured)	1,700	1,907
5.75% 11/15/32	10,000	11,232
Series A:
5.125% 11/15/31	12,150	12,678
5.5% 11/15/18 (AMBAC Insured)	2,000	2,322
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,404
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,454
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,226
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,310	1,405
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,420
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	3,500	2,949
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,017
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,919
5.5% 7/1/20 (MBIA Insured)	3,000	3,345
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,347
5.5% 7/1/23 (MBIA Insured)	5,000	5,538
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,387
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (c)	1,270	1,384
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (c)	765	851
Series N, 0% 7/1/11 (Escrowed to Maturity) (c)	5,980	4,827
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,079
Monroe County Gen. Oblig.:
6% 6/1/05	770	772
6.5% 6/1/05	115	115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Gen. Oblig.: - continued
6.5% 6/1/06	$ 120	$ 124
6.5% 6/1/07 (AMBAC Insured)	50	54
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,082
Nassau County Gen. Oblig.:
Series T, 5.2% 9/1/11 (Pre-Refunded to 9/1/06 @ 102) (c)	2,695	2,837
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,263
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,245
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	165	181
Series 2001 B, 5.875% 11/1/11	1,140	1,251
Series 2001 C, 5.625% 11/1/10	725	783
Series 2001 D, 5.625% 11/1/10	1,225	1,323
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,166
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,554
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (c)	495	514
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (c)	645	680
Series 1997 L:
5.75% 8/1/12	2,080	2,208
5.75% 8/1/12 (Pre-Refunded to 8/1/07 @ 101) (c)	1,620	1,739
Series 2000 A, 6.5% 5/15/11	3,000	3,449
Series 2002 B, 5.75% 8/1/15	3,500	3,917
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,835
Series 2003 C, 5.25% 8/1/10	5,000	5,440
Series 2003 E:
5.25% 8/1/10	2,000	2,176
5.25% 8/1/11	6,245	6,842
5.25% 8/1/14	3,390	3,725
Series 2003 F, 5.5% 12/15/10	1,000	1,104
Series 2003 I, 5.75% 3/1/16	3,000	3,373
Series 2005 J:
5% 3/1/11	5,825	6,288
5% 3/1/13	2,500	2,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series A:
5.25% 11/1/14 (MBIA Insured)	$ 1,350	$ 1,491
6.25% 8/1/08	1,000	1,053
Series B:
5.75% 8/1/14	3,000	3,369
5.875% 8/15/13	1,970	2,068
6.2% 8/15/06	1,740	1,774
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (c)	115	117
6.5% 8/15/11	1,000	1,163
7.5% 2/1/07	335	337
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,985
6% 2/1/22	40	42
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (c)	805	849
Series D:
5.25% 8/1/13	1,775	1,864
5.25% 8/1/13 (Pre-Refunded to 8/1/07 @ 101) (c)	725	770
5.25% 8/1/21 (MBIA Insured)	5,000	5,283
5.375% 8/1/17	2,145	2,257
5.375% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (c)	355	378
Series E:
6% 8/1/11	140	147
6% 8/1/26	385	404
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (c)	845	892
6.5% 2/15/06	315	324
Series F, 6% 8/1/16	1,155	1,213
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,794
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	3,630	3,943
Series H:
5.5% 8/1/12	9,000	9,630
5.75% 3/15/11 (FGIC Insured)	3,000	3,384
5.75% 3/15/13 (FSA Insured)	1,805	2,044
6% 8/1/17	980	1,044
6% 8/1/17 (Pre-Refunded to 8/1/07 @ 101) (c)	20	22
Series I:
6.125% 4/15/11	2,620	2,785
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I:
6.125% 4/15/11 (Pre-Refunded to 4/15/07 @ 101) (c)	$ 5,875	$ 6,311
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,608
5.875% 2/15/19	95	98
6.125% 8/1/12	340	364
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,892
5.5% 2/15/17 (FSA Insured)	3,000	3,323
5.5% 2/15/18 (FSA Insured)	2,500	2,768
5.5% 2/15/19 (FSA Insured)	1,250	1,384
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,200
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,406
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,210	2,287
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (b)	500	508
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,982
Series 1999 A, 5.75% 6/15/30 (Pre-Refunded to 6/15/09 @ 101) (c)	1,045	1,167
Series 2000, 5.5% 6/15/33	14,215	15,452
Series 2001 C, 5.125% 6/15/33	3,960	4,146
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,326
Series A:
5% 6/15/32	5,000	5,162
5.125% 6/15/34 (MBIA Insured)	4,200	4,423
5.25% 6/15/33 (FGIC Insured)	1,280	1,348
5.375% 6/15/15	4,000	4,437
5.375% 6/15/15 (FGIC Insured)	7,000	7,778
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (c)	15,000	17,569
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (c)	145	146
5.75% 6/15/26 (Pre-Refunded to 6/15/07 @ 101) (c)	5,030	5,387
Series G:
5.125% 6/15/32	3,000	3,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32 (FGIC Insured)	$ 4,750	$ 4,961
5.5% 6/15/33 (MBIA Insured)	2,075	2,261
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,133
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,365
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,304
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,038
Series A, 5.25% 5/15/10	3,440	3,722
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,880
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	411
6% 7/1/10 (AMBAC Insured)	250	282
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,930
Series A, 5.75% 7/1/13	6,000	6,764
Series C, 7.5% 7/1/10	7,000	7,757
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,287
6% 7/1/21 (MBIA Insured)	2,500	3,081
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,115
5.25% 7/1/15	2,000	2,224
Series B, 5.375% 7/1/18	1,000	1,112
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,438
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,342
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,123
5.25% 7/1/11 (MBIA Insured)	3,000	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	$ 2,175	$ 1,823
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	11
Series B:
5.75% 2/15/11	2,535	2,694
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	16
(Mental Health Svcs. Proj.) Series 2005 A:
5.75% 8/15/11	900	957
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	2,090	2,240
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,297
5.85% 8/1/40	9,500	10,457
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	716
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	3,660	3,807
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	835
5.5% 7/1/19 (AMBAC Insured)	1,705	1,882
5.5% 7/1/20 (AMBAC Insured)	860	948
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,699
5.75% 7/1/27 (MBIA Insured)	11,000	13,389
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,733
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,144
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,365
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,874
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,688
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,920
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	575
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,662
Series B, 7.5% 5/15/11	2,365	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	$ 3,605	$ 3,850
5.2% 2/15/13 (MBIA Insured)	6,585	7,030
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	5,000	5,843
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,221
6% 7/1/15	1,160	1,286
6% 7/1/16	1,230	1,359
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,100
5.375% 7/1/13 (AMBAC Insured)	800	882
5.375% 7/1/14 (AMBAC Insured)	1,130	1,244
5.375% 7/1/16 (AMBAC Insured)	670	735
5.375% 7/1/17 (AMBAC Insured)	370	405
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,338
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,520
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,210
6% 10/1/29 (MBIA Insured)	5,600	6,471
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (c)	2,000	2,270
Series B:
5.25%, tender 5/15/12 (a)	10,400	11,424
6%, tender 5/15/12 (a)	11,000	12,554
5.5% 5/15/09	2,500	2,691
5.5% 5/15/09 (Pre-Refunded to 5/15/08 @ 101) (c)	500	544
5.5% 7/1/16 (AMBAC Insured)	725	761
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	10,872
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	551
Series C:
5.25% 7/15/16	2,340	2,592
5.25% 7/15/17	2,410	2,638
Series D:
5% 6/15/20	20,150	21,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series D:
5.125% 6/15/31	$ 6,900	$ 7,276
5.375% 6/15/19	5,250	5,788
Series G, 5.25% 10/15/20	1,255	1,352
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,886
5.25% 11/15/16	3,770	4,177
Series I:
5.25% 9/15/15	2,085	2,314
5.25% 9/15/17	2,395	2,626
Series C:
5% 6/15/19	815	864
5.25% 6/15/16	3,500	3,814
Series F:
4.875% 6/15/18	1,735	1,807
4.875% 6/15/20	2,175	2,257
5% 6/15/15	1,295	1,375
5.25% 6/15/13	1,575	1,687
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,186
5.375% 1/1/16 (FGIC Insured)	2,170	2,418
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	11,028
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	518
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	31
Series E:
6.25% 6/15/05	1,200	1,205
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,260
Series 2002 D:
6.3% 5/15/05	365	365
6.3% 11/15/05	105	107
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	$ 1,690	$ 1,877
5.25% 9/15/16 (MBIA Insured)	1,780	1,973
5.25% 3/15/17 (MBIA Insured)	2,240	2,453
5.25% 3/15/18	2,290	2,491
5.25% 3/15/19	2,480	2,696
5.25% 9/15/20	2,685	2,909
5.25% 3/15/21	2,230	2,416
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,172
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,370	1,405
Series 69, 4.7% 4/1/24 (b)	245	245
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,187
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	263
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27 (Pre-Refunded to 1/1/07 @ 102) (c)	3,000	3,187
Series E:
5.25% 1/1/12	4,695	5,006
5.25% 1/1/12 (Pre-Refunded to 1/1/08 @ 101) (c)	715	766
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,385
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,486
5.375% 4/1/17 (AMBAC Insured)	5,000	5,478
5.375% 4/1/18 (AMBAC Insured)	5,310	5,831
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,360
5.75% 4/1/15 (FGIC Insured)	4,000	4,477
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,544
5.5% 3/15/19	5,460	6,051
5.5% 3/15/20	3,500	3,879
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Thruway Auth. Svc. Contract Rev.:
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (c)	$ 735	$ 819
5.5% 4/1/14	11,700	13,033
5.5% 4/1/15	6,200	6,867
5.5% 4/1/16	3,665	4,052
6% 4/1/11	1,605	1,724
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,361
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	15
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32 (Pre-Refunded to 3/15/12 @ 100) (c)	2,500	2,837
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	2,500	2,893
5.5% 3/15/22 (MBIA Insured)	15,000	17,498
5.5% 3/15/23 (MBIA Insured)	3,000	3,507
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,786
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	2,003
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (c)	3,000	3,443
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,248
5.25% 4/1/23 (MBIA Insured)	3,050	3,323
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20	5,650	6,197
Series 2003 D:
5% 2/1/31	20,025	20,831
5.25% 2/1/17 (MBIA Insured)	9,385	10,296
5.25% 2/1/19 (MBIA Insured)	8,075	8,791
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	8,021
5.25% 2/1/17 (FGIC Insured)	5,975	6,555
Series 2004 A, 5.125% 8/15/21 (FGIC Insured)	5,345	5,619
Series 2004 C:
5.25% 2/1/14	6,000	6,727
5.5% 2/1/08 (Escrowed to Maturity) (c)	310	332
Series A:
5.25% 11/15/12 (Pre-Refunded to 5/15/09 @ 101) (c)	1,500	1,647
5.375% 11/15/21	2,900	3,197
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series A:
5.5% 11/15/17 (FGIC Insured)	$ 6,725	$ 7,566
5.5% 11/15/20 (FGIC Insured)	9,000	10,050
5.75% 2/15/16	3,000	3,341
Series B:
5.125% 11/1/14	1,000	1,078
5.375% 2/1/15	3,000	3,333
Series C:
5.375% 2/1/17	1,000	1,101
5.5% 11/1/24	1,000	1,095
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,440
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,114
7.5% 3/1/10 (MBIA Insured)	1,155	1,372
7.5% 3/1/11 (MBIA Insured)	1,245	1,518
7.5% 3/1/16 (MBIA Insured)	1,060	1,417
7.5% 3/1/17 (MBIA Insured)	1,200	1,629
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,000	4,357
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,163
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,215
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,585
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,221
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,519
5.25% 6/1/22 (AMBAC Insured)	5,300	5,711
5.5% 6/1/16	14,500	15,837
Series B1:
5% 6/1/10	1,685	1,801
5% 6/1/11	1,375	1,481
Series C1:
5% 6/1/11	4,780	4,894
5.5% 6/1/20	3,000	3,330
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,569
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E: - continued
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	$ 7,505	$ 8,290
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,186
Series 2005 A, 5.125% 1/1/22	5,290	5,619
Series A:
5% 1/1/32	4,055	4,196
5% 1/1/32 (MBIA Insured)	4,500	4,665
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	10,971
6% 1/1/11 (Escrowed to Maturity) (c)	500	574
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,298
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,298
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,881
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,083
Series Y, 6% 1/1/12 (Escrowed to Maturity) (c)	20,000	22,596
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.125% 1/1/12 (Escrowed to Maturity) (c)	1,000	1,086
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,259
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,550
5% 12/15/12 (AMBAC Insured)	1,245	1,364
		1,359,582
New York & New Jersey - 4.5%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,039
5.75% 10/15/12 (MBIA Insured) (b)	15,530	16,606
124th Series:
5% 8/1/08 (b)	4,875	5,114
5% 8/1/13 (FGIC Insured) (b)	3,000	3,147
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,274
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,779
134th Series, 5% 1/15/39	10,000	10,420
		65,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,418
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,300	2,515
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,692
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,157
		8,782
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,373,782)		1,433,743
NET OTHER ASSETS - 1.5%		22,469
NET ASSETS - 100%		$ 1,456,212
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,373,549,000. Net unrealized appreciation aggregated $60,194,000, of which $60,921,000 related to appreciated investment securities and $727,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005